Net profit per share (Tables)	12 Months Ended
Dec. 31, 2025
Net profit per ADS attributable to FinVolution Group’s ordinary shareholders (one ADS equals to five ordinary shares)
Schedule of computation of earnings per share

Basic net profit per share and diluted net profit per share have been calculated in accordance with ASC Topic 260 on computation of earnings per share for the years ended December 31, 2023, 2024 and 2025 as follows:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

Basic net profit per share calculation:
Numerator:
Net profit attributable to FinVolution Group’s ordinary shareholders	2,340,835	2,383,146	2,542,405
Denominator:
Weighted average number of ordinary shares outstanding—basic	1,374,713,018	1,287,853,207	1,259,849,521
Net profit per share attributable to FinVolution Group’s ordinary shareholders —basic	1.70	1.85	2.02

Diluted net profit per share calculation:
Numerator:
Net profit attributable to FinVolution Group’s ordinary shareholders	2,340,835	2,383,146	2,542,405
Interest expense attributable to convertible senior notes	-	-	17,453
Net profit attributable to FinVolution Group’s ordinary shareholders —diluted	2,340,835	2,383,146	2,559,858

Denominator:
Weighted average number of ordinary shares outstanding—basic	1,374,713,018	1,287,853,207	1,259,849,521
Ordinary shares issuable upon the exercise of outstanding stock options using the treasury stock method	1,395,803	814,226	1,444,254
Ordinary shares issuable upon the vesting of outstanding RSUs using the treasury stock method	26,838,740	31,562,059	41,357,563
Ordinary shares issuable upon convertible senior notes using the if-converted method	-	-	31,586,647
Weighted average number of ordinary shares outstanding—diluted	1,402,947,561	1,320,229,492	1,334,237,985
Net profit per share attributable to FinVolution Group’s ordinary shareholders —diluted	1.67	1.81	1.92